Borrowings - Summary of Redeemable convertible preferred stock (Detail) - Redeemable convertible preferred stock [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Redeemable Convertible Preferred Stock [Line Items]
Issue Of Convertible Instrument	₩ 2,979	₩ 0
Transition period	For 10 years from the day after the first issue
Repayment period	From the day after three years have elapsed from the date of issuance to the expiration date of the preferred residence period
Dividend	Priority dividend equivalent to 1% of the par value (accumulated)